SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Deferred Charges and Other Assets, Net) (Details)	12 Months Ended
Dec. 31, 2016
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Refinery turnaround amortization period	3 years
Intangible assets estimated useful lives	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Refinery turnaround amortization period	5 years
Intangible assets estimated useful lives	10 years
Revolving Credit Facility And Senior Secured Notes [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization over life of loan	1 year
Revolving Credit Facility And Senior Secured Notes [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization over life of loan	8 years